Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Cash Equivalents and Derivative Liabilities Measured at Fair Value on Recurring Basis

Cash equivalents and derivative liabilities measured at fair value on a recurring basis at September 30, 2019 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	September 30, 2019 Total
Cash equivalents	$3,828,167	$—	$—	$3,828,167
Derivative liabilities	$—	$—	$43,942	$43,942

Cash equivalents and derivative liabilities (see Note 10) measured at fair value on a recurring basis at December 31, 2018 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2018 Total
Cash equivalents	$6,037,456	—	—	$6,037,456
Common stock warrant liabilities	—	—	$3,661	$3,661

Cash equivalents and derivative liabilities (see Note 10) measured at fair value on a recurring basis at December 31, 2017 were as follows:

	In Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2017 Total
Cash equivalents	$10,459,435	—	—	$10,459,435
Common stock warrant liabilities	—	—	$39,930	$39,930

Schedule of Fair Value Reconciliation of Level 3 Liabilities Measured

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the nine months ended September 30, 2019:

Common stock warrant liability
Balance – January 1, 2019	$3,661
Issuance of warrants	196,236
Change in fair value of derivative liabilities	(155,955)

Balance – September 30, 2019	$43,942

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the year ended December 31, 2018 and 2017:

Common stock warrant liability
Balance – January 1, 2017	$—
Fair value of common stock warrant issued	156,725
Change in fair value of derivative liabilities	(116,795)

Balance – December 31, 2017	39,930
Change in fair value of derivative liabilities	(36,269)

Balance – December 31, 2018	$3,661

Warrants [Member]
Schedule of Fair Value Reconciliation of Level 3 Liabilities Measured

Assumptions utilized in the valuation of the June 2017 Warrant, for the nine months ended September 30, 2019, were as follows:

Risk-free interest rate	1.59%
Expected life	2.69
Expected volatility of underlying stock	66.20%
Expected dividend yield	—

Assumptions utilized in the valuation of the February 2019 Warrant for the nine months ended September 30, 2019, were as follows:

Risk-free interest rate	1.56%
Expected life	3.36
Expected volatility of underlying stock	64.01%
Expected dividend yield	—

Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Assumptions

Assumptions utilized in the valuation of Level 3 liabilities at December 31, were as follows:

	2018	2017
Risk-free interest rate	2.51%	2.20%
Expected life	3.44 years	4.44 years
Expected volatility of underlying stock	62%	63%
Expected dividend yield	—	—